SEGMENT AND GEOGRAPHICAL INFORMATION - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Sales	$ 7,260	$ 6,822	$ 33,239	$ 29,654	$ 33,006
Equipment
Segment Reporting Information [Line Items]
Sales	3,617	3,489	18,258	15,819	18,831
Services
Segment Reporting Information [Line Items]
Sales	3,642	3,333	14,981	13,835	14,175
Operating segments | Power
Segment Reporting Information [Line Items]
Sales	4,007	3,780	17,293	15,894	16,472
Operating segments | Power | Equipment
Segment Reporting Information [Line Items]
Sales	1,185	1,165	5,535	4,855	5,068
Operating segments | Power | Services
Segment Reporting Information [Line Items]
Sales	2,823	2,615	11,758	11,039	11,404
Operating segments | Wind
Segment Reporting Information [Line Items]
Sales	1,634	1,750	9,815	8,897	11,503
Operating segments | Wind | Equipment
Segment Reporting Information [Line Items]
Sales	1,227	1,414	8,327	7,595	10,269
Operating segments | Wind | Services
Segment Reporting Information [Line Items]
Sales	407	336	1,488	1,302	1,234
Operating segments | Electrification
Segment Reporting Information [Line Items]
Sales	1,606	1,289	6,118	4,863	5,031
Operating segments | Electrification | Equipment
Segment Reporting Information [Line Items]
Sales	1,203	908	4,385	3,369	3,494
Operating segments | Electrification | Services
Segment Reporting Information [Line Items]
Sales	403	381	1,733	1,494	1,537
Other
Segment Reporting Information [Line Items]
Sales	12	3	13	0	0
Other | Equipment
Segment Reporting Information [Line Items]
Sales	2	2	11	0	0
Other | Services
Segment Reporting Information [Line Items]
Sales	$ 10	$ 0	$ 2	$ 0	$ 0